CAPITAL STOCK - Schedule of Stock Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Reacquired stock or repurchases of common stock (in shares)	18.1	8.0	19.2
Reacquired stock or repurchases of common stock	$ 3,819	$ 1,672	$ 3,715